SUPPLEMENT DATED MARCH 24, 2005 TO THE PROSPECTUS DATED MAY 1, 2004, the
                        SUPPLEMENT DATED OCTOBER 1, 2004
    and the PROSPECTUS DATED MAY 1, 2004, AS SUPPLEMENTED DECEMBER 22, 2004

             JNL(R) VARIABLE FUND LLC and JNLNY VARIABLE FUND I LLC

Please delete the chart entitled "Hypothetical Comparison of Total Return" in its entirety and replace with the following:

                     HYPOTHETICAL COMPARISON OF TOTAL RETURN

                              DowSM     Select                                    Nasdaq(R)
                               10     Small-Cap   S&P 10    Global 15  JNL 5         15      Value Line(R)   VIP
              25 Strategy   Strategy  Strategy** Strategy   Strategy  Strategy**  Strategy   25 Strategy   Strategy**

1985                 43.69%    30.49%     35.38%   51.65%     48.59%     41.96%         -%          -%       -%
1986                 29.18     35.58      10.16    34.55      38.63      29.62       9.08        27.23        26.58
1987                 17.84     20.20      -1.78     4.20      37.99      15.69      19.51        15.98        17.33
1988                 36.77     26.55      26.79    20.36      24.24      26.94       8.66         7.56        15.77
1989                 22.20     27.07      24.13    45.86      19.00      27.65      45.55        43.53        34.49
1990                 -6.20     -7.77     -10.66     3.81       4.43      -3.28      -5.78         7.12        -1.55
1991                 41.45     35.42      52.96    18.09      41.86      37.96      89.70        65.38        51.16
1992                 15.50      9.02      13.27    22.69      26.20      17.33       5.35         6.47         3.15
1993                 17.60     28.48      19.06    33.08      54.24      30.49      32.10        12.81        21.93
1994                  2.24      3.81      -2.31     5.30      -5.42       0.72       1.75         3.67         2.76
1995                 33.55     36.57      47.09    28.41      14.66      32.05      61.51        44.58        46.98
1996                 17.10     28.49      20.41    28.74      22.66      23.48      27.74        45.45        29.16
1997                 33.87     21.91      21.39    36.03      -0.64      22.51      34.92        40.79        29.84
1998                 11.01     10.70      14.60    50.41      15.37      20.42     106.04        93.85        54.12
1999                  2.52      3.67      23.41    17.43      17.54      12.92     103.33       101.92        52.50
2000                  2.60      6.11      30.09   -19.00      10.42       6.04     -19.84       -18.90         1.67
2001                  8.88     -4.79       4.43   -17.31       4.40      -0.88     -33.19         0.89        -8.12
2002                 -9.65     -8.92     -10.01   -16.77     -12.76     -11.62     -26.52       -19.51       -11.96
2003                 43.40     28.69      45.42    22.27      37.14      35.38      33.25        44.37        33.01
2004                 25.52      4.41      24.55    23.47      32.03      22.00       3.03        16.40        17.50

20 Year Annualized Return
1985 - 2004       18.37        15.82      18.12    17.76      20.19      18.45      20.18*       24.52*       20.23*



             S&P 500   Russell      DJIA                Hang Seng
              Index   2000 Index   Index   FT 30 Index    Index

1985          31.58%     31.07%     33.57%     55.20%     51.02%
1986          18.31       5.96      26.37      24.29      51.26
1987           5.11      -8.25       5.48      37.49      -8.08
1988          16.65      25.04      16.43       6.89      21.80
1989          31.54      15.77      31.87      22.74      10.21
1990          -3.16     -19.75      -0.81      10.21      11.72
1991          30.56      46.00      24.48      15.17      48.03
1992           7.72      18.47       7.36      -2.01      32.40
1993          10.01      18.98      16.89      19.27     121.82
1994           1.30      -1.88       4.97       1.60     -29.08
1995          37.50      28.34      36.89      17.98      27.21
1996          23.11      16.46      29.10      20.02      37.71
1997          33.29      22.28      24.80      16.64     -17.78
1998          28.70      -2.53      18.20      12.58      -2.28
1999          21.07      21.17      26.92      14.61      74.11
2000          -9.18      -2.87      -4.83     -16.66      -8.89
2001         -11.91       2.49      -5.50     -23.64     -22.62
2002         -22.10     -20.44     -14.79     -29.23     -15.65
2003          28.72      47.29      28.32      26.44      39.28
2004          10.88      18.33       5.31      20.63      17.03

20 Year Annualized Return
1985 - 2004   13.19      11.55      14.59      10.73      16.99


Note: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, and the VIP Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, fund expenses, trading costs, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*These numbers reflect a 19 year Annualized Return.
**In January 2005, the market capitalization and trading volume used during the stock selection process was revised for the Select Small Cap Strategy.

(To be used with VC3656 Rev. 05/04,  VC3652 Rev. 05/04,  VC5825 05/04,  NV3174CE
Rev. 05/04, VC4224 Rev. 10/04, NV4224 Rev. 10/04, VC5526 Rev. 05/04, NV5526 Rev.
05/04,  NV5825 Rev. 5/04,  FVC4224FT 5/04,  VC5890 03/05,  VC5884 01/05,  VC5869
01/05,  VC5885 01/05,  NV5869 01/05,  NV5890 03/05,  NV5884 01/05, NV5885 01/05,
HR105 Rev. 05/04, and VC2440 Rev. 05/04.)

                                                                      V5921 3/05

                     SUPPLEMENT DATED MARCH 24, 2005 TO THE
                        PROSPECTUS DATED MAY 1, 2004, the
                        SUPPLEMENT DATED OCTOBER 1, 2004
                            and the PROSPECTUS DATED
                          MAY 1, 2004, AS SUPPLEMENTED
                                DECEMBER 22, 2004

             JNL(R) VARIABLE FUND LLC and JNLNY VARIABLE FUND I LLC

Please delete the chart entitled "Hypothetical Comparison of Total Return" in its entirety and replace with the following:

                     HYPOTHETICAL COMPARISON OF TOTAL RETURN

                                DowSM     Select
                                 10     Small-Cap   S&P 10    Global 15  JNL 5        VIP
                 25 Strategy   Strategy  Strategy** Strategy   Strategy  Strategy**  Strategy**

1985                 43.69%    30.49%     35.38%   51.65%     48.59%     41.96%          -%
1986                 29.18     35.58      10.16    34.55      38.63      29.62        26.58
1987                 17.84     20.20      -1.78     4.20      37.99      15.69        17.33
1988                 36.77     26.55      26.79    20.36      24.24      26.94        15.77
1989                 22.20     27.07      24.13    45.86      19.00      27.65        34.49
1990                 -6.20     -7.77     -10.66     3.81       4.43      -3.28        -1.55
1991                 41.45     35.42      52.96    18.09      41.86      37.96        51.16
1992                 15.50      9.02      13.27    22.69      26.20      17.33         3.15
1993                 17.60     28.48      19.06    33.08      54.24      30.49        21.93
1994                  2.24      3.81      -2.31     5.30      -5.42       0.72         2.76
1995                 33.55     36.57      47.09    28.41      14.66      32.05        46.98
1996                 17.10     28.49      20.41    28.74      22.66      23.48        29.16
1997                 33.87     21.91      21.39    36.03      -0.64      22.51        29.84
1998                 11.01     10.70      14.60    50.41      15.37      20.42        54.12
1999                  2.52      3.67      23.41    17.43      17.54      12.92        52.50
2000                  2.60      6.11      30.09   -19.00      10.42       6.04         1.67
2001                  8.88     -4.79       4.43   -17.31       4.40      -0.88        -8.12
2002                 -9.65     -8.92     -10.01   -16.77     -12.76     -11.62       -11.96
2003                 43.40     28.69      45.42    22.27      37.14      35.38        33.01
2004                 25.52      4.41      24.55    23.47      32.03      22.00        17.50

20 Year Annualized Return
1985 - 2004       18.37        15.82      18.12    17.76      20.19      18.45        20.23*



                  S&P 500   Russell      DJIA                Hang Seng
                   Index   2000 Index   Index   FT 30 Index    Index

1985               31.58%     31.07%     33.57%     55.20%     51.02%
1986               18.31       5.96      26.37      24.29      51.26
1987                5.11      -8.25       5.48      37.49      -8.08
1988               16.65      25.04      16.43       6.89      21.80
1989               31.54      15.77      31.87      22.74      10.21
1990               -3.16     -19.75      -0.81      10.21      11.72
1991               30.56      46.00      24.48      15.17      48.03
1992                7.72      18.47       7.36      -2.01      32.40
1993               10.01      18.98      16.89      19.27     121.82
1994                1.30      -1.88       4.97       1.60     -29.08
1995               37.50      28.34      36.89      17.98      27.21
1996               23.11      16.46      29.10      20.02      37.71
1997               33.29      22.28      24.80      16.64     -17.78
1998               28.70      -2.53      18.20      12.58      -2.28
1999               21.07      21.17      26.92      14.61      74.11
2000               -9.18      -2.87      -4.83     -16.66      -8.89
2001              -11.91       2.49      -5.50     -23.64     -22.62
2002              -22.10     -20.44     -14.79     -29.23     -15.65
2003               28.72      47.29      28.32      26.44      39.28
2004               10.88      18.33       5.31      20.63      17.03

20 Year Annualized Return
1985 - 2004        13.19      11.55      14.59      10.73      16.99



Note: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy and the VIP Strategy for any given period were selected by applying the respective strategy as of the close of the prior period. (2) The total return shown does not take into consideration any sales charges, fund expenses, trading costs, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance. *This number reflects a 19 year Annualized Return.
**In January 2005, the market capitalization and trading volume used during the stock selection process was revised for the Select Small Cap Strategy.

(To be used with VC3657 Rev. 05/04, VC3723 Rev. 05/04 and NV3784 05/04)

                                                                    V5922 3/05